UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21691

Adirondack Funds

(Exact name of registrant as specified in charter)

26 Vly Road, Albany, NY  12205

(Address of principal executive offices)

(Zip code)

Gregory A. Roeder, Adirondack Research and Management, Inc.

26 Vly Road, Albany, NY  12205

(Name and address of agent for service)

Copy to:

JoAnn M. Strasser, Thompson Hine LLP

312 Walnut Street, 14th Floor, Cincinnati, Ohio  45202

Registrant's telephone number, including area code: (518) 439-7507

Date of fiscal year end: March 31

Date of reporting period: December 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Adirondack Small Cap Fund

	Schedule of Investments
	December 31,2005 (Unaudited)
Shares/Principal Amount		Market Value	% of Net Assets

COMMON STOCKS

Biotechnology Resarch & Products
23,400	Trinity Biotech, PLC*	190,944	2.66%

Computer Services Software & Systems
2,400	Avid Technology, Inc.*	131,424
32,900	Indus International, Inc.*	103,306
14,330	Keynote Systems, Inc.*	184,141
17,000	Lawson Software, Inc.*	124,950
32,000	Skillsoft PLC.*	176,000
		719,821	10.02%
Computer Technology
26,000	Entrust Technologies, Inc.*	125,840
13,500	Perot Systems CP*	190,890
		316,730	4.41%
Consumer Products
11,000	Playtex Products, Inc.*	150,370	2.09%

Consumer Discretionary-Apparel
13,500	Ashworth, Inc.*	114,075	1.59%

Containers & Packaging - Metal & glass
9,000	Crown Holdings, Inc.*	175,770	2.45%

Drugs & Pharmaceuticals
9,000	King Pharmaceuticals, Inc.*	152,280	2.12%

Electrical & Electronics
14,000	TTM Technologies, Inc.*	131,600	1.83%

Electronics-Medical Systems
16,000	Cardiac Science Corporation *	144,800	2.02%

Energy Equipment
56,000	Global Power Equipment Group, Inc.*	253,120	3.52%

Entertainment
9,300	Dreamworks Animation, Inc.*	228,408	3.18%

Financial Miscellaneous
15,000	Medallion Finanical Corp.	168,900	2.35%

Financial Services Company
3,000	BKF Capital Group	56,850	0.79%

Financial Data Processing Services
30,000	Carreker Corp.*	149,700
17,000	Espeed, Inc.*	131,070
		280,770	3.91%
Foods
14,280	Cal-Maine Foods, Inc.	96,961
13,000	Del Monte Foods Co.	135,590
		232,551	3.24%
Funeral Parlors & Cemeteries
10,000	Alderwoods Group, Inc.*	158,700	2.21%

Insurance-Life
10,000	The Phoenix Companies	136,400	1.90%

Insurance-Multi-Line
10,300	CNA Surety Corp.*	150,071
25,000	Quotesmith.com, Inc.*	75,000
		225,071	3.13%
Insurance-Property Cas
19,000	Penn Treaty American Corp.*	190,760	2.66%

Internet Sorftware & Service
23,000	24/7 Real Media, Inc.*	168,820	2.35%

Leisure Time
11,000	Callaway Golf Corp.	152,240	2.12%

Medical & Dental Instruments & Supplies
20,000	Vascular Solutions, Inc.*	151,200	2.11%

Orthopedic, Prosthetic & Surgical Appliances & Supplies
21,900	Encore Medical Corp.*	108,405	1.51%

Paints & Coatings
8,000	Ferro Corp.	150,080	2.09%

Plastics
7,291	Summa Industries	56,870	0.79%

Production Technology Equipment
7,000	Electro Scientific Industries, Inc.*	169,050	2.35%

Securities Brokers & Services
12,000	Knight Capital Group, Inc.*	118,680	1.65%

Semiconductor Equipment & Materials
23,000	Axcelis Technologies, Inc.*	109,710	1.53%

Semiconductors- Integrated Circuits
16,000	Agere Systems, Inc.*	206,400	2.87%

Services-Commercial
16,832	Lightbrige, Inc.*	139,537	1.94%

Synthetics
4,400	Georgia Gulf CP	133,848	1.86%

Textiles Apparel Manufacturers
500	Tommy Hilfiger Corp.*	8,120	0.11%

Tires & Rubber
3,000	Bandag, Inc.	128,010	1.78%

Utilities-Gas Pipelines
39,000	Dynegy, Inc.*	188,760	2.63%

Utilities-Gas Distribution
21,000	Semco Energy, Inc.*	118,020	1.64%

Total For Common Stocks - (Cost 5,744,739)		$ 6,135,669	85.42%

Short term Investments
1,222,348	Hunington Treasury Money Market IV 3.16%**	1,222,348	17.02%
	(Cost $1,222,348)

Total for Short Term Investments		1,222,348	17.02%

	Total Investments (Cost $6,967,087)	7,358,017	102.44%

	Liablities in Excess of other Assets	(175,284)	-2.44%

	Net Assets	7,182,733	100.00%

* Non-income producing securities.
** Variable Rate Security at December 31, 2005

NOTES TO FINANCIAL STATEMENTS
Adirondack Small Cap Fund
1. SECURITY TRANSACTIONS
At December 31, 2005 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $6,967,087 amounted to $390,931 which consisted of aggregate gross unrealized appreciation of $561,596 and aggregate gross unrealized depreciation of ($170,665).

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Adirondack Funds

By /s/Gregory A. Roeder

*Gregory A. Roeder

President and Chief Compliance Officer

Date February 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Gregory A. Roeder

*Gregory A. Roeder

President and Chief Compliance Officer

Date February 27, 2006

By /s/Matthew Reiner

*Matthew Reiner

Treasurer and Principal Financial Officer

Date February 27, 2006

* Print the name and title of each signing officer under his or her signature.